Finance costs and fair value change in derivative instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Summary of detailed information about finance cost and fair value change in derivative instruments

Finance costs and fair value change in derivative instruments	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Interest expense#	35,667	43,066	42,051	505
Bank charges	625	869	745	9
Option premium amortisation	2,327	2,510	1,900	23
Loss on fair value changes on derivative instruments*	1,629	1,799	1,493	18
Loss on account of modification of contractual cash flows (refer Note (i) below)	—	1,277	19	0
Unwinding of discount on provisions	778	953	977	12
Unamortised ancillary borrowing cost written off	686	492	321	4
Total	41,712	50,966	47,506	570

#Includes interest on compulsorily convertible preference shares and lease liabilities of INR Nil (March 31, 2023: Nil, March 31, 2022: INR 925) and INR 690 (March 31, 2023: INR 416; March 31, 2022: INR 166), respectively.

*Includes cumulative losses that were reported in equity and have been transferred to statement of profit or loss in respect of forecasted transaction that are no longer expected to occur.